Capital Stock - Dividends Declared (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends declared per common share (cad per share)	$ 0.16	$ 0.16